Accounts receivable and unbilled receivable	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts Receivable And Unbilled Receivable Abstract
Accounts receivable and unbilled receivable
4.	Accounts receivable and unbilled receivable

Accounts receivables consisted of the following as of December 31, 2022 and 2021:

	2022	2021
	In thousands of USD
Accounts receivables	$3,117	$3,539
Unbilled receivables	428	403
Total	$3,545	$3,942

There was no allowance for doubtful accounts recognized as of December 31, 2022 and 2021, respectively.